UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Ross Stores, Inc.	16,750	$600,990	0.56%
		600,990	0.56%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	4,400	180,752	0.17%
Autozone, Inc.*	4,277	695,526	0.65%
Copart, Inc. *	9,595	284,588	0.26%
		1,160,866	1.08%
Business Services:
Activision Blizzard, Inc. *	50,190	524,987	0.49%
Adobe Systems Incorporated*	16,020	342,668	0.32%
Affiliated Computer Services, Inc.*	16,580	794,016	0.74%
Automatic Data Processing, Inc.	26,345	926,290	0.86%
Cerner Corporation *	3,796	166,910	0.15%
Equifax Inc.	7,400	180,930	0.17%
Fiserv, Inc.*	6,200	226,052	0.21%
Google Inc. *	1,570	546,454	0.51%
Intuit Inc.*	7,700	207,900	0.19%
Microsoft Corporation	127,959	2,350,607	2.18%
Oracle Corporation	125,806	2,273,314	2.11%
Salesforce.com, Inc. *	8,640	282,787	0.26%
Symantec Corporation*	26,720	399,197	0.37%
Visa Inc.	3,975	221,010	0.20%
Western Union Company	20,230	254,291	0.24%
		9,697,413	9.00%
Chemicals and Allied Products:
Abbott Laboratories	28,354	1,352,486	1.25%
Air Products & Chemicals, Inc.	2,600	146,250	0.13%
Amgen Inc.*	16,117	798,114	0.74%
AstraZeneca PLC**	10,900	386,405	0.36%
Avon Products, Inc.	11,510	221,337	0.20%
Biogen Idec Inc.*	7,300	382,666	0.35%
Bristol-Myers Squibb Corporation	36,778	806,174	0.75%
Cephalon, Inc.*	5,500	374,550	0.35%
Colgate Palmolive Company	9,493	559,897	0.52%
E.I. du Pont de Nemours and Company	6,600	147,378	0.14%
Eastman Chemical Company	5,400	144,720	0.13%

Ecolab Inc.	4,370	$151,770	0.14%
Forest Laboratories, Inc. *	17,206	377,844	0.35%
Gilead Sciences, Inc.*	22,322	1,033,955	0.96%
GlaxoSmithKline plc**	12,091	375,667	0.35%
Johnson & Johnson	32,747	1,722,492	1.60%
Lilly, Eli and Company	27,333	913,196	0.85%
Monsanto Company	10,637	883,935	0.82%
Novartis AG - ADR**	17,500	662,025	0.61%
PPG Industries, Inc.	3,700	136,530	0.13%
Praxair, Inc.	10,675	718,321	0.66%
Proctor & Gamble Company	16,905	796,057	0.74%
Sanofi-Aventis **	13,400	374,262	0.35%
Teva Pharmaceutical Industries Limited**	15,175	683,634	0.63%
The Lubrizol Corporation	3,700	125,837	0.12%
		14,275,502	13.23%
Coal Mining:
Peabody Energy Corporation	10,110	253,154	0.23%
		253,154	0.23%
Communications:
AT&T, Inc.	34,691	874,213	0.81%
Leap Wireless International, Inc. *	9,655	336,670	0.31%
NII Holdings, Inc.*	12,000	180,000	0.17%
Qwest Communications International Inc.	55,600	190,152	0.17%
The DirecTV Group, Inc*	7,500	170,925	0.16%
		1,751,960	1.62%
Construction-Special Trade:
Quanta Services, Inc. *	29,840	640,068	0.59%
		640,068	0.59%
Depository Institutions:
BB&T Corporation	13,570	229,604	0.21%
Credit Suisse Group**	8,200	250,018	0.23%
JPMorgan Chase & Co.	30,000	797,400	0.74%
The PNC Financial Services Group, Inc.	8,950	262,146	0.25%
		1,539,168	1.43%
Durable Goods, Wholesale:
Reliance Steel & Aluminum Co.	4,800	126,384	0.12%
		126,384	0.12%

Eating and Drinking Places:
Darden Restaurants, Inc.	4,900	$167,874	0.16%
McDonald’s Corporation	32,079	1,750,551	1.62%
Yum! Brands, Inc.	37,200	1,022,256	0.95%
		2,940,681	2.73%
Educational Services:
Apollo Group, Inc.*	9,956	779,854	0.72%
ITT Educational Services, Inc. *	7,751	941,126	0.87%
		1,720,980	1.59%
Electric, Gas, and Sanitary Service:
Ameren Corporation	8,500	197,115	0.18%
Dominion Resources, Inc.	31,300	969,987	0.90%
DTE Energy Company	5,800	160,660	0.15%
Edison International	5,800	167,098	0.15%
Entergy Corporation	2,500	170,225	0.16%
NiSource Inc.	18,300	179,340	0.17%
Pepco Holdings, Inc.	14,500	180,960	0.17%
Pinnacle West Capital Corporation	6,200	164,672	0.15%
Public Service Enterprise Group Incorporated.	6,000	176,820	0.16%
Stericycle, Inc. *	5,200	248,196	0.23%
The Southern Company	9,740	298,239	0.28%
		2,913,312	2.70%
Electronic and Other Electric Equipment:
Altera Corporation	11,300	198,315	0.18%
Amphenol Corporation	24,620	701,424	0.65%
Cisco Systems, Inc.*	81,260	1,362,730	1.26%
Cree, Inc. *	17,525	412,363	0.38%
Dolby Laboratories, Inc. *	6,200	211,482	0.20%
Emerson Electric Company	16,900	483,002	0.45%
Harris Corporation	15,557	450,220	0.42%
Intel Corporation	50,995	767,475	0.71%
L-3 Communications Holdings, Inc.	2,856	193,637	0.18%
Qualcomm Incorporated	37,365	1,453,872	1.35%
		6,234,520	5.78%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd.**	45,130	1,240,624	1.15%
Celgene Corporation*	2,825	125,430	0.12%
Fluor Corporation	12,912	446,110	0.41%
Jacobs Engineering Group Inc. *	6,165	238,339	0.22%
KBR, Inc.	11,600	160,196	0.15%
Paychex, Inc.	9,200	236,164	0.22%
		2,446,863	2.27%
Fabricated Metal Products:

Ball Corporation	2,900	$125,860	0.12%
Illinois Tool Works, Inc.	18,300	564,555	0.52%
		690,415	0.64%
Food and Kindred Products:
Bunge Limited**	2,400	135,960	0.13%
Coca-Cola Company, The	5,895	259,085	0.24%
General Mills, Inc.	21,057	1,050,323	0.97%
H.J. Heinz Company	14,621	483,370	0.45%
Kellogg Company	11,136	407,912	0.38%
Kraft Foods Inc.	27,500	612,975	0.57%
PepsiCo, Inc.	19,200	988,416	0.92%
The J.M. Smucker Company	9,889	368,563	0.34%
		4,306,604	4.00%
Food Stores:
The Kroger Co.	33,478	710,403	0.66%
		710,403	0.66%
Furniture and Fixtures:
Johnson Controls, Inc.	13,400	160,800	0.15%
		160,800	0.15%
General Merchandise:
BJ's Wholesale Club, Inc.*	5,600	179,144	0.17%
Costco Wholesale Corporation	7,955	368,476	0.34%
Family Dollar Stores, Inc.	6,000	200,220	0.18%
Target Corporation	18,500	636,215	0.59%
The TJX Companies, Inc.	12,995	333,192	0.31%
Wal-Mart Stores, Inc.	9,470	493,387	0.46%
		2,210,634	2.05%
Health Services:
Express Scripts, Inc.*	9,508	438,984	0.41%
Laboratory Corp of America Holdings*	11,280	659,767	0.61%
		1,098,751	1.02%
Home Furniture and Equipment:
Best Buy Company, Inc.	46,275	1,756,599	1.63%
GameStop Corporation*	24,633	690,217	0.64%
		2,446,816	2.27%
Industrial Machinery and Equipment:
3M Company	3,200	159,104	0.15%
Apple Computer, Inc.*	11,820	1,242,518	1.15%
Applied Materials, Inc.	59,600	640,700	0.59%
Cummins Engine, Inc.	6,800	173,060	0.16%
Dell Inc.*	33,000	312,840	0.29%

Eaton Corporation	4,700	$173,242	0.16%
EMC Corporation*	44,290	504,906	0.47%
Flowserve Corporation	11,111	623,549	0.58%
Hewlett-Packard Company	61,484	1,971,177	1.83%
International Business Machines Corporation	17,023	1,649,359	1.53%
Joy Global Inc.	7,600	161,880	0.15%
Parker-Hannifin Corporation	4,750	161,405	0.15%
Pitney Bowes, Inc.	7,700	179,795	0.16%
Varian Medical Systems, Inc.*	12,477	379,800	0.35%
		8,333,335	7.72%
Instruments and Related Products:
Alcon, Inc.**	2,585	235,002	0.22%
Baxter International Inc.	23,252	1,190,967	1.10%
Becton Dickinson & Company	9,418	633,266	0.59%
C.R. Bard, Inc.	5,445	434,075	0.40%
Danaher Corporation	20,630	1,118,559	1.04%
FLIR Systems, Inc.*	10,300	210,944	0.19%
Medtronic, Inc.	13,100	386,057	0.36%
Rockwell Collins, Inc.	6,200	202,368	0.19%
St. Jude Medical, Inc.*	15,515	563,660	0.52%
Xerox Corporation	31,700	144,235	0.13%
		5,119,133	4.74%
Insurance Carriers:
Ace LTD.**	6,700	270,680	0.25%
Aetna, Inc.	36,779	894,833	0.83%
Aflac Incorporated	19,900	385,264	0.36%
Allianz SE**	28,400	237,424	0.22%
Allstate Corporation	27,600	528,540	0.49%
Assurant, Inc.	9,800	213,444	0.20%
Humana Inc. *	14,400	375,552	0.35%
Metlife Capital Trust, Inc.	10,400	236,808	0.22%
Prudential Financial, Inc.	12,000	228,240	0.21%
The Chubb Corporation	6,100	258,152	0.24%
The Traverlers Companies, Inc.	5,900	239,776	0.22%
UnitedHealth Group Incorporated	18,100	378,833	0.35%
Wellpoint, Inc.*	15,500	588,535	0.54%
		4,836,081	4.48%
Leather and Leather Products:
Coach, Inc.*	23,622	394,487	0.36%
		394,487	0.36%

Metal Mining:
BHP Billiton Limited **	3,595	$160,337	0.15%
Companhia Vale do Rio Doce**	9,330	124,089	0.12%
Freeport-McMoran Copper & Gold Inc.*	5,230	199,315	0.18%
		483,741	0.45%
Mining, Quarry, Non Metal Minerals :
Potash Corporation of Saskatchewan Inc. **	2,060	166,469	0.15%
		166,469	0.15%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	7,500	188,025	0.17%
Tyco International Ltd.**	8,500	166,260	0.15%
		354,285	0.32%
Miscellaneous Retail:
CVS Corporation	28,770	790,887	0.73%
Dollar Tree, Inc.*	26,573	1,183,827	1.10%
priceline.com Incorporated*	1,900	149,682	0.14%
		2,124,396	1.97%
Motion Pictures:
Discovery Communications Inc-A*	11,200	179,424	0.17%
The Walt Disney Company	13,795	250,517	0.23%
		429,941	0.40%
Nondepository Institutions:
American Express Company	13,400	182,642	0.17%
		182,642	0.17%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	11,200	365,792	0.34%
Cardinal Health, Inc.	10,700	336,836	0.31%
McKesson Corporation	24,000	840,960	0.78%
Nike, Inc.-Class B	10,735	503,364	0.47%
The Mosaic Company	12,042	505,523	0.47%
		2,552,475	2.37%
Oil and Gas Extraction:
Apache Corporation	6,303	403,959	0.37%
Denbury Resources Inc. *	40,280	598,561	0.55%
Eni S.p.A**	9,100	348,712	0.32%
ENSCO International Incorporated	20,700	546,480	0.51%
Halliburton Company	18,470	285,731	0.27%
Occidental Petroleum Corporation	15,945	887,339	0.82%
Petroleo Brasileiro S.A.**	19,040	580,149	0.54%
Royal Dutch Shell PLC**	8,100	358,830	0.33%
Total SA**	7,100	348,326	0.32%

Transocean, Inc.* **	17,448	$1,026,640	0.95%
XTO Energy Inc.	15,400	471,548	0.44%
		5,856,275	5.42%
Paper and Allied Products:
Kimberly-Clark Corporation	13,850	638,624	0.59%
		638,624	0.59%
Personal Services:
H&R Block, Inc.	28,309	514,941	0.48%
		514,941	0.48%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR**	9,400	376,940	0.35%
Chevron Corporation	20,184	1,357,172	1.26%
ConocoPhillips	25,600	1,002,496	0.93%
Exxon Mobil Corporation	5,200	354,120	0.33%
Frontier Oil Corporation	37,330	477,451	0.44%
Marathon Oil Corporation	40,100	1,054,229	0.97%
Murphy Oil Corporation	9,599	429,747	0.40%
		5,052,155	4.68%
Primary Metal Industries:
Nucor Corporation	3,100	118,327	0.11%
Precision Castparts Corp.	4,340	259,966	0.24%
Steel Dynamics, Inc.	14,300	125,983	0.12%
United States Steel Corporation	5,600	118,328	0.11%
		622,604	0.58%
Railroad Transportation:
Norfolk Southern Corporation	11,781	397,609	0.37%
Union Pacific Corporation	29,556	1,215,047	1.12%
		1,612,656	1.49%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	13,100	268,419	0.25%
Blackrock, Inc.	6,040	785,442	0.73%
Broadridge Financial Solutions, Inc.	11,300	210,293	0.19%
Franklin Resources, Inc.	4,400	237,028	0.22%
Morgan Stanley	10,100	229,977	0.21%
T. Rowe Price Group, Inc.	8,300	239,538	0.22%
The Charles Schwab Corporation	16,800	260,400	0.24%
The Goldman Sachs Group, Inc.	9,290	984,926	0.91%
		3,216,023	2.97%

Transportation by Air:
FedEx Corporation	8,332	$370,691	0.34%
		370,691	0.34%
Transportation Equipment:
General Dynamics Corporation	10,286	427,795	0.40%
Goodrich Corp	13,769	521,707	0.48%
Harsco Corporation	7,500	166,275	0.15%
Honda Motor Company LTD-Spons ADR**	17,700	419,490	0.39%
Honeywell International Inc.	23,276	648,469	0.60%
Lockheed Martin Corporation	10,042	693,199	0.64%
United Technologies Corporation	36,847	1,583,684	1.47%
		4,460,619	4.13%
Water Transportation:
Carnival Corporation* **	8,600	185,760	0.17%
Overseas Shipholding Group, Inc.	6,000	136,020	0.13%
		321,780	0.30%
Total common stocks (cost $129,294,016)		105,569,637	97.83%
Short-Term Investments:
AIM Money market funds (.42267% at March 31, 2009)	2,179,388	2,179,388	2.02%
Total short-term investments (cost $2,179,388)		2,179,388	2.02%
Total investments (cost $131,473,404)		107,749,025	99.85%
Other assets and liabilities, net		163,065	0.15%
Total net assets		$107,912,090	100.00%

* Presently not producing dividend income
** Foreign Investments (8.44% of net assets)

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period. The Fund has determined that implementation of FAS 157 did not have a material impact on the Fund’s financial statements.

FAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2009.

Level 1 -	Quoted Prices	$107,749,025
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$107,749,025

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By	/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date: May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date: May 19, 2009

/s/ Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date: May 19, 2009

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically